Convertible Promissory Notes and Fair Value Measurements (Detail Textual) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended
	Oct. 17, 2013	Oct. 07, 2013	May 31, 2012 ConvertibleNote	Dec. 31, 2011 ConvertibleNote	Dec. 31, 2013	Dec. 31, 2012	Aug. 30, 2013	Jul. 15, 2012	Nov. 12, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 Convertible Debt [Member]	Feb. 10, 2012 Convertible Debt [Member]
ConvertiblePromissoryNotesAnd Fair Value Measurement Textual
Advances on convertible promissory notes			$ 300,000	$ 170,000
Number of convertible notes issued			5	3
Convertible promissory notes				314,000
Sale price of future securities				100% of the sale price and non-interest bearing
Maturity, description			12 months
Interest rate terms			6% based on a 360 day year
Convertible notes conversion price			$ 0.10				$ 0.25	$ 0.10				$ 0.19
Debt discount	12,500	25,000					128,452
Debt expense		5,000
Promissory note	142,500	280,000
Promissory note payment term	The debt was treated as stock settled debt where a put premium of $61,071 was to be recorded over the six-month period to the first conversion date. Tonaquint had the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the Company based upon the Conversion Formula. Tonaquint was granted the right to purchase at any time on or after October 17, 2013 until the date which is the last calendar day of the month in which the fifth anniversary of the "issue date" occurs, 175,000 fully paid and non-assessable shares of the Company's common stock, as such number may be the adjusted from time to time pursuant to the full rachet price protection terms and conditions of the warrant. The initial "exercise price" is $0.40 per share of common stock. On November 12, 2013, the note was paid in full with financing received in connection with the sale and issuance of Series A Preferred Stock and warrants pursuant to the Securities Purchase Agreement, dated November 12, 2013, between the Company and the investors named therein. (See Note 12) As mentioned above, the Company issued 175,000 free standing and detachable warrants related to the note.	The Company had the option to repay this note at any time on or before the date that is sixty (60) days from October 7, 2013. The Company recorded a debt discount for the OID of $25,000 and expensed $5,000. The debt was treated as stock settled debt where a put premium of $120,000 was to be recorded over the six-month period to the first conversion date. Tonaquint had the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion.
Warrants issued price		250,000
Fully paid and non-assessable shares of the company common stock	175,000	350,000							350,000
Fully paid and non-assessable shares of the company common stock, par value	$ 0.001	$ 0.001
Warrants exercise price		$ 0.40			$ 0.30				$ 0.20
Put premium					33,364
Loss on debt extinguishment					556,028	304,808					3,459
Loss on extinguishment of debt					(146,624)						34,041
Gain on extinguishment of debt for put premium					33,364
Warrant issuance					27,000,000				175,000	29,940,000
Warrants purchase price	$ 125,000